Document And Entity Information	Aug. 06, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 06, 2026
Entity Registrant Name	LifeStance Health Group, Inc.
Entity Central Index Key	0001845257
Entity Emerging Growth Company	false
Entity File Number	001-40478
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	86-1832801
Entity Address, Address Line One	4800 N. Scottsdale Road
Entity Address, Address Line Two	Suite 2500
Entity Address, City or Town	Scottsdale
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85251
City Area Code	602
Local Phone Number	767-2100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	LFST
Security Exchange Name	NASDAQ